Financial instruments - disclosures - Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Bank acceptance assets	$ 10	$ 6
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank acceptance assets	$ 10